Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 21 — BUSINESS COMBINATIONS

Acquisition of MicroSort Lab Services, LLC

On February 28, 2025, NewGenIvf Group Limited (the “Company”) completed the acquisition of 100% of the outstanding equity interests of MicroSort Lab Services, LLC (“MicroSort”), a Delaware limited liability company established by Genetics & IVF Institute, Inc. (“Seller”). The Seller transferred to MicroSort a portfolio of assets including registered trademarks, domain names, customer contracts, and a consultant agreement. MicroSort technology is a form of pre-conception gender selection technology for humans and this Preimplantation Genetic Screening (“PGS”) is used in parallel with an IVF treatment cycle. Prior to the acquisition, the Company had been a licensee of the MicroSort® technology in Thailand and Cambodia. The company’s strategic acquisition of the MicroSort technology provide the company with the exclusive right to this technology for its continued use within its clinics as well as to licence it out to other clinics globally. In accordance with ASC 805, The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, as the Company obtained control of an integrated set of activities and assets that constitute a business.

The total purchase consideration amounted to US$5,000,000, consisting of cash consideration of US$750,000 and 2,500,000 Class A Ordinary Shares of the Company (42 shares, post–reverse stock splits) at a deemed share price of $1.7 per share. After the 2nd reverse stock split in February 2025, the Company issued 125,000 shares were when the share price was $2.06 per share. Accordingly, the share consideration was valued at US$257,500 at the acquisition date. The total fair value of the purchase consideration on acquisition date amounts to $1,007,500 measured in accordance with ASC 805-30-30-7. No contingent consideration or seller financing arrangements were included in the transaction.

The Company engaged an independent valuation firm, to determine the fair value of the acquired trademarks and technology. Using the income approach (discounted cash flow method), the fair value of the trademarks and technology were determined to be US$5,284,000 as of December 31, 2024. The acquired trademark was valued at $5,284,000, using an income approach, primarily applying a discounted cash flow methodology, which considered projected revenues attributable to the trademark, licensing income and expenses, and a risk-adjusted discount rate.

The company obtained control over the Company and its related business and assets on February 28, 2025. Accordingly, February 28, 2026 which been determined by management as the acquisition date. No liabilities were assumed as part of the transaction. As at acquisition date management had re-evaluated the fair value assessment of the trademarks and determined the fair value to be $3.5 million. As the fair value of net assets acquired exceeded the fair value of the purchase consideration, the Company recognized a bargain purchase gain of US$2.5 million, in accordance with ASC 805-30-25-2. In accordance with ASC 805-30-25-2, the Company reassessed the identification and measurement of all acquired assets and liabilities and the consideration transferred. Management concluded that the bargain purchase gain resulted primarily from the Seller’s decision to exit non-core operations, as well as a decline in the Company’s stock price between the signing date and the Acquisition Date.

The fair values of the identifiable assets and liabilities of MicroSort, as at the date of acquisition were as follows:

Fair value recognized on acquisition
Intangible Asset – intellectual property and trademark	3,495,335
Liabilities assumed	-
Total identifiable net assets at fair value	3,495,335

Cash consideration	(750,000)
Share consideration	(257,500)
Bargain purchase gain	2,487,835

MicroSort did not have any trade receivables outstanding as of the Acquisition Date. Accordingly, no receivables were recognized as part of the business combination.

Acquisition-related transaction costs were immaterial and were expensed as incurred within general and administrative expenses in the consolidated statements of operations

The intangible assets have been classified as indefinite-lived intangible assets acquired will be subject to annual impairment testing in accordance with ASC 350. The bargain purchase gain has been which has been recorded as a separate line item within Other income (expense), net in the Consolidated Statements of Operations for the year ended December 31, 2025.

The MicroSort business, while being established by the Seller in prior years, it had not generated significant revenue and earnings prior to the acquisition due to MicroSort not being the core business focus of the Seller Accordingly, the unaudited pro forma consolidated revenue and net income of the Company, as if the acquisition had occurred on January 1, 2024, would not have differed materially from the amounts reported in the Company’s consolidated financial statements.

Acquisition of Nodexus business.

On July 24, 2025, NewGenIvf Group Limited (the “Company”) acquired substantially all of the operating assets of Nodexus Inc (“Nodexus”) through an assignment for the benefit of creditors process administered by Sherwood Partners, Inc. The acquired assets included a patent portfolio and proprietary cell-sorting technology (five granted U.S. patents and one granted Japan patent), 18 Nodexus NX One units, partially constructed NX One units, cartridges, spare parts, and the Nodexus.com domain. Nodexus technology is a form of pre-conception gender selection technology for humans and this Preimplantation Genetic Screening (“PGS”) is used in parallel with an IVF treatment cycle. The company’s strategic acquisition of the Nodexus technology provide the company with the exclusive right to this technology for its continued use within its clinics as well as to license it out to other clinics globally. In accordance with ASC 805, The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, as the Company obtained control of an integrated set of activities and assets that constitute a business. Although Nodexus did not generate revenue and did not have outputs as of the acquisition date, management concluded that the acquired set met the definition of a business under ASC 805-10-55-5A through 55-9 because it included inputs and a substantive process that together are capable of producing outputs.

The Company engaged an independent valuation of the acquired patents. Using the relief-from-royalty method, the fair value of the patents was determined to be US$17,900,000 primarily applying a relief-from-royalty method, which estimates the present value of royalty payments avoided by owning the technology rather than licensing it. Key assumptions included estimated market-participant revenue projections, an indicative royalty rate, a discount rate reflective of early-stage technological risk. The Company also estimated the fair value of other acquired assets at US$1,566,000. No liabilities were assumed as part of the transaction. The aggregate fair value of net assets acquired was US$19,466,000. As the fair value of net assets acquired significantly exceeded the consideration transferred, the Company recognized a bargain purchase gain of US$19,166,000 in accordance with ASC 805-30-25-2. The gain reflects the distressed nature of the sale process, limited market participants, and the Seller’s inability to execute commercialization, rather than any measurement error.

The total cash consideration paid was US$300,000. The company obtained control over the Company and its related business and assets on July 29, 2025. Accordingly, July 29, 2025 has been determined by management as the acquisition date. No liabilities were assumed as part of the transaction. The Company also estimated the fair value of other acquired assets at US$1,566,000. No liabilities were assumed as part of the transaction. The aggregate fair value of net assets acquired was US$19.5 million. As the fair value of net assets acquired significantly exceeded the consideration transferred, the Company recognized a bargain purchase gain of US$19,166,000 in accordance with ASC 805-30-25-2. In accordance with ASC 805-30-25-2, the Company reassessed the identification and measurement of all acquired assets and liabilities and the consideration transferred. Management concluded that the gain represents a unique, non-recurring event arising from the acquisition of high-potential assets in a forced liquidation process at a price substantially below fair value.

The fair values of the identifiable assets and liabilities of Nodexus, as at the date of acquisition were as follows:

Fair value recognized on acquisition
Intangible assets - patented Technology	17,900,000
Nodexus NX One Unit	1,530,000
Catridges for Nodexus NX	16,000
Nodexus.com domain and hosting access	20,000
Liabilities assumed	-
Total identifiable net assets at fair value	19,466,000

Cash consideration	(300,000)
Bargain purchase gain	19,166,000

Nodexus did not have any trade receivables outstanding as of the Acquisition Date. Accordingly, no receivables were recognized as part of the business combination.

Acquisition-related transaction costs were immaterial and were expensed as incurred within general and administrative expenses in the consolidated statements of operations.

The tangible assets will be amortized on a straight-line basis over their estimated useful life of 5 years in accordance with ASC 360. The intangible assets have been classified as indefinite-lived intangible assets acquired will be subject to annual impairment testing in accordance with ASC 350. The bargain purchase gain has been which has been recorded as a separate line item within Other income (expense), net in the Consolidated Statements of Operations for the year ended December 31, 2025.

Nodexus was a development-stage entity and did not generate revenue or earnings prior to the acquisition. Accordingly, the unaudited pro forma consolidated revenue and net income of the Company, as if the acquisition had occurred on January 1, 2024, would not have differed materially from the amounts reported in the Company’s consolidated financial statements for the periods presented. While the Nodexus business had been established in prior years, it had not generated significant revenue and earnings prior to the acquisition due to it being used primarily for research and development purposes. Accordingly, the unaudited pro forma consolidated revenue and net income of the Company, as if the acquisition had occurred on January 1, 2024, would not have differed materially from the amounts reported in the Company’s consolidated financial statements.